Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2018-2021) (Detail) - Plan 2018-2021 [member]	12 Months Ended
Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	237,082
Settled	(230,254)
Expired	(6,828)
Fair value of shares on grant date (in U.S. dollars)	$ 13.6